Income taxes	12 Months Ended
Oct. 31, 2022
Major components of tax expense (income) [abstract]
Income taxes [Text Block]

15. Income taxes

(a) The Company has non-capital losses of approximately $32 million available to reduce future taxable income, the benefit of which has not been recognized in these consolidated financial statements. As at October 31, 2022, the tax losses expire as follows:

	Canada	United States	Total
2026	$1,743,280	$-	$1,743,280
2027	1,465,962	-	1,465,962
2028	-	-	-
2029	1,502,416	143,721	1,646,137
2030	2,027,152	1,880,897	3,908,049
2031	1,221,296	18,526	1,239,822
2032	1,353,513	325,793	1,679,306
2033	1,640,591	157,463	1,798,054
2034	2,373,379	679,089	3,052,468
2035	2,682,124	570,901	3,253,025
2036	3,147,625	441,019	3,588,644
2037	2,519,765	232,714	2,752,479
2038	1,703,454	317	1,703,771
2039	1,523,813	-	1,523,813
2040	513,301	-	513,301
2041	889,381	-	889,381
2042	1,262,336	-	1,262,336
	$27,569,388	$4,450,440	$32,019,828

(b) In addition, the Company has available capital loss carryforwards of approximately $1.2 million to reduce future taxable capital gains, the benefit of which has not been recognized in these consolidated financial statements. Capital losses carry forward indefinitely.

(c) Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	2022	2021	2020
Non-capital losses and other	$8,485,255	$8,924,982	$8,232,346
Capital losses	162,275	178,808	166,316
Property, equipment, patents and deferred costs	1,639,306	1,794,285	1,666,788
	$10,286,836	$10,898,075	$10,065,450
Deferred tax asset not recognized	(10,286,836)	(10,898,075)	(10,065,450)
	$-	$-	$-

As at October 31, 2022 and 2021, the Company assessed that it is not probable that sufficient taxable profit will be available to use deferred income tax assets based on operating losses in prior years; therefore, there are no balances carried in the consolidated statements of financial position for such assets.

(d) The reconciliation of income tax attributed to continuing operations computed at the statutory tax rates to income tax expense is as follows:

	2022	2021	2020
Loss before income taxes	$(2,287,095)	$(1,012,987)	$(1,245,393)
Statutory tax rate	26.5%	26.5%	26.5%
Expected income tax recovery	$(606,080)	$(268,439)	$(330,029)
Accretion expense and loss (gain) on convertible debentures and derivative liabilities	269,531	(97,480)	-
Stock-based compensation	10,992	95,412	-
Non-deductible (non-taxable) expenses and other items	(3,780)	82,530	143,550
Effect of exchange rate on deferred tax assets carried forward and other	940,577	(644,649)	38,037
Change in deferred tax assets not recognized	(611,240)	832,626	148,442
	$-	$-	$-